UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED March 31, 2013

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Minerva Advisors LLC
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-14665

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Minerva Advisors LLC
Phone: (914) 220-1919 for Beth N. Lowson or (484) 434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Minerva Advisors LLC
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  May 3, 2013

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 0
Form 13F Information Table Entry Total: 152
Form 13F Information Table Value Total: 140,520 (thousands)

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                  2          3          4                 5                6               7                 8
-----------------------  ---------  ----------  --------  ---------------------  -------------   ----------  -----------------------
                          TITLE OF               VALUE    SHARES OR  SH/   PUT/   INVSTMT         OTHER          VOTING AUTHORITY
    NAME OF ISSUER        CLASS       CUSIP     (x$1000)  PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                  <F1>                         <F1>
-----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
AEHR TEST SYSTEMS        COM        00760J108   20        18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS        COM        00760J108   45        40602      SH          SOLE            N/A         40602
AEROSONIC CORP DEL       COM PAR    008015307   550       115600     SH          SHARED-OTHER    N/A                  115600
                         $0.40
AEROSONIC CORP DEL       COM PAR    008015307   848       178178     SH          SOLE            N/A         178178
                         $0.40
AH BELO CORP             COM CL A   001282102   1856      317788     SH          SHARED-OTHER    N/A                  317788
AH BELO CORP             COM CL A   001282102   2629      450180     SH          SOLE            N/A         450180
ALLIANCE FIBER OPTIC     COM NEW    018680306   386       29760      SH          SHARED-OTHER    N/A                  29760
PRODS I
ALLIANCE FIBER OPTIC     COM NEW    018680306   86        6600       SH          SOLE            N/A         6600
PRODS I
AMERISERV FINANC INC     COM        03074A102   119       38000      SH          SHARED-OTHER    N/A                  38000
AMERISERV FINANC INC     COM        03074A102   44        14200      SH          SOLE            N/A         14200
AMPCO PITTSBURGH CORP    COM        032037103   669       35400      SH          SHARED-OTHER    N/A                  35400
AMPCO PITTSBURGH CORP    COM        032037103   444       23500      SH          SOLE            N/A         23500
APCO OIL & GAS INTL      SHS        G0471F109   1340      108028     SH          SHARED-OTHER    N/A                  108028
APCO OIL & GAS INTL      SHS        G0471F109   2093      168794     SH          SOLE            N/A         168794
ARGAN INC                COM        04010E109   268       17943      SH          SHARED-OTHER    N/A                  17943
ARGAN INC                COM        04010E109   388       26018      SH          SOLE            N/A         26018
ASML HOLDING N V         NY REG SHS N07059210   1140      16761      SH          SHARED-OTHER    N/A                  16761
ASML HOLDING N V         NY REG SHS N07059210   80        1176       SH          SOLE            N/A         1176
ASTRONICS CORP           COM        046433108   1739      58308      SH          SHARED-OTHER    N/A                  58308
ASTRONICS CORP           COM        046433108   2574      86331      SH          SOLE            N/A         86331
ATRION CORP              COM        049904105   351       1850       SH          SHARED-OTHER    N/A                  1850
ATRION CORP              COM        049904105   1230      6492       SH          SOLE            N/A         6492
BCSB BANCORP INC         COM        055367106   62        3710       SH          SHARED-OTHER    N/A                  3710
BCSB BANCORP INC         COM        055367106   206       12396      SH          SOLE            N/A         12396
BELO CORP                COM SER A  080555105   2001      203600     SH          SHARED-OTHER    N/A                  203600
BELO CORP                COM SER A  080555105   2751      279900     SH          SOLE            N/A         279900
BENEFICIAL MUTUAL        COM        08173R104   257       24916      SH          SOLE            N/A         24916
BANCORP IN
BREEZE EASTERN CORP      COM        106764103   107       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP     COM        133034108   2509      75851      SH          SHARED-OTHER    N/A                  75851
CAMDEN NATIONAL CORP     COM        133034108   1329      40185      SH          SOLE            N/A         40185
CENTURY BANCORP INC      CL A       156432106   897       26450      SH          SHARED-OTHER    N/A                  26450
MASS                     NON VTG
CENTURY BANCORP INC      CL A       156432106   328       9663       SH          SOLE            N/A         9663
MASS                     NON VTG
CFS BANCORP INC          COM        12525D102   69        8700       SH          SHARED-OTHER    N/A                  8700
CFS BANCORP INC          COM        12525D102   77        9700       SH          SOLE            N/A         9700
CHASE CORP               COM        16150R104   4830      249988     SH          SHARED-OTHER    N/A                  249988
CHASE CORP               COM        16150R104   3676      190274     SH          SOLE            N/A         190274
CHARTER FINL CORP WEST   COM        16122M100   523       40900      SH          SHARED-OTHER    N/A                  40900
PT GA
CHARTER FINL CORP WEST   COM        16122M100   909       71100      SH          SOLE            N/A         71100
PT GA
CIMATRON LTD             ORD        M23798107   245       39518      SH          SHARED-OTHER    N/A                  39518
CIMATRON LTD             ORD        M23798107   631       101756     SH          SOLE            N/A         101756
CITIZENS & NORTHERN      COM        172922106   320       16400      SH          SHARED-OTHER    N/A                  16400
CORP
CITIZENS & NORTHERN      COM        172922106   517       26500      SH          SOLE            N/A         26500
CORP
CMS BANCORP INC          COM        12600U102   66        7800       SH          SHARED-OTHER    N/A                  7800
CMS BANCORP INC          COM        12600U102   102       11975      SH          SOLE            N/A         11975
COMMUNITY BANK SYS INC   COM        203607106   413       13938      SH          SHARED-OTHER    N/A                  13938
DAWSON GEOPHYSICAL CO    COM        239359102   961       32071      SH          SHARED-OTHER    N/A                  32071
DAWSON GEOPHYSICAL CO    COM        239359102   821       27387      SH          SOLE            N/A         27387
DELUXE CORP              COM        248019101   1490      36000      SH          SHARED-OTHER    N/A                  36000
DELUXE CORP              COM        248019101   364       8800       SH          SOLE            N/A         8800
DONEGAL GROUP INC        CL B       257701300   262       11450      SH          SHARED-OTHER    N/A                  11450
DONEGAL GROUP INC        CL B       257701300   230       10056      SH          SOLE            N/A         10056
DONEGAL GROUP INC        CL A       257701201   363       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC        CL A       257701201   19        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC      COM        258278100   2650      71230      SH          SHARED-OTHER    N/A                  71230
DORMAN PRODUCTS INC      COM        258278100   1346      36180      SH          SOLE            N/A         36180
EAGLE BANCORP MONT INC   COM        26942G100   91        8400       SH          SHARED-OTHER    N/A                  8400
EAGLE BANCORP MONT INC   COM        26942G100   187       17198      SH          SOLE            N/A         17198
EASTERN CO               COM        276317104   1062      60564      SH          SHARED-OTHER    N/A                  60564
EASTERN CO               COM        276317104   961       54809      SH          SOLE            N/A         54809
ECOLOGY & ENVRNMT INC    CL A       278878103   374       27704      SH          SHARED-OTHER    N/A                  27704
ECOLOGY & ENVRNMT INC    CL A       278878103   577       42707      SH          SOLE            N/A         42707
EDAC TECHNOLOGIES CORP   COM        279285100   930       50218      SH          SHARED-OTHER    N/A                  50218
EDAC TECHNOLOGIES CORP   COM        279285100   2400      129594     SH          SOLE            N/A         129594
EMCLAIRE FINANCIAL CORP  COM        290828102   299       12824      SH          SHARED-OTHER    N/A                  12824
EMCLAIRE FINANCIAL CORP  COM        290828102   59        2535       SH          SOLE            N/A         2535
ESCALADE INC             COM        296056104   1194      197279     SH          SHARED-OTHER    N/A                  197279
ESCALADE INC             COM        296056104   822       135910     SH          SOLE            N/A         135910
FOSTER LB CO             COM        350060109   3754      84643      SH          SHARED-OTHER    N/A                  84643
FOSTER LB CO             COM        350060109   953       21489      SH          SOLE            N/A         21489
GIGA TRONICS INC         COM        375175106   22        13069      SH          SOLE            N/A         13069
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   3044      173047     SH          SHARED-OTHER    N/A                  173047
                         $0.01
GLOBAL POWER EQUIP GP I  COM PAR    37941P306   5103      290099     SH          SOLE            N/A         290099
                         $0.01
GLOBECOMM SYSTEMS INC    COM        37956X103   2537      211400     SH          SHARED-OTHER    N/A                  211400
GLOBECOMM SYSTEMS INC    COM        37956X103   2384      198703     SH          SOLE            N/A         198703
GREAT LAKES DREDGE       COM        390607109   1380      205300     SH          SHARED-OTHER    N/A                  205300
& DOCK CO
GREAT LAKES DREDGE       COM        390607109   1534      228307     SH          SOLE            N/A         228307
& DOCK CO
INFUSYSTEM HLDGS INC     COM        45685K102   1275      732200     SH          SHARED-OTHER    N/A                  732200
INFUSYSTEM HLDGS INC     COM        45685K102   1980      1136762    SH          SOLE            N/A         1136762
INVESTORS BANCORP INC    COM        46146P102   209       11115      SH          SOLE            N/A         11115
JACKSONVILLE BANCORP     COM        46924R106   222       11703      SH          SHARED-OTHER    N/A                  11703
INC MD
JACKSONVILLE BANCORP     COM        46924R106   368       19442      SH          SOLE            N/A         19442
INC MD
JOURNAL COMMUNIC INC     CL A       481130102   1730      257440     SH          SHARED-OTHER    N/A                  257440
JOURNAL COMMUNIC INC     CL A       481130102   2215      329637     SH          SOLE            N/A         329637
KAPSTONE PAPER           COM        48562P103   6714      241499     SH          SHARED-OTHER    N/A                  241499
& PACKAGING CORP
KAPSTONE PAPER           COM        48562P103   10344     372078     SH          SOLE            N/A         372078
& PACKAGING CORP
KIMCO RLTY CORP          COM        49446R109   504       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP                COM        500692108   113       22800      SH          SHARED-OTHER    N/A                  22800
KOSS CORP                COM        500692108   82        16575      SH          SOLE            N/A         16575
LAKE SHORE BANCORP INC   COM        510700107   37        3400       SH          SHARED-OTHER    N/A                  3400
LAKE SHORE BANCORP INC   COM        510700107   87        7901       SH          SOLE            N/A         7901
LIN TV CORP              CL A       532774106   44        4006       SH          SHARED-OTHER    N/A                  4006
LIN TV CORP              CL A       532774106   798       72570      SH          SOLE            N/A         72570
MALVERN BANCORP INC      SHS        561409103   1463      120000     SH          SOLE            N/A         120000
MER TELEMANAGEMENT       SHS        M69676126   96        36651      SH          SHARED-OTHER    N/A                  36651
SOLUTIONS
MER TELEMANAGEMENT       SHS        M69676126   72        27200      SH          SOLE            N/A         27200
SOLUTIONS
MOD-PAC CORP             COM        607495108   544       73526      SH          SHARED-OTHER    N/A                  73526
MOD-PAC CORP             COM        607495108   713       96340      SH          SOLE            N/A         96340
MOLYCORP INC DEL         COM        608753109   81        15593      SH          SHARED-OTHER    N/A                  15593
MOLYCORP INC DEL         COM        608753109   81        15541      SH          SOLE            N/A         15541
MUTUALFIRST FINL INC     COM        62845B104   362       25260      SH          SHARED-OTHER    N/A                  25260
MUTUALFIRST FINL INC     COM        62845B104   81        5666       SH          SOLE            N/A         5666
NORTHWEST BANCSHARES     COM        667340103   571       45000      SH          SHARED-OTHER    N/A                  45000
NORTHWEST BANCSHARES     COM        667340103   363       28625      SH          SOLE            N/A         28625
NORWOOD FINANCIAL CORP   COM        669549107   165       5431       SH          SHARED-OTHER    N/A                  5431
NORWOOD FINANCIAL CORP   COM        669549107   242       7968       SH          SOLE            N/A         7968
OBA FINANCIAL SVCS INC   COM        67424G101   191       10200      SH          SHARED-OTHER    N/A                  10200
OBA FINANCIAL SVCS INC   COM        67424G101   472       25200      SH          SOLE            N/A         25200
OCONEE FED FINL CORP     COM        675607105   167       11451      SH          SHARED-OTHER    N/A                  11451
OCONEE FED FINL CORP     COM        675607105   167       11451      SH          SOLE            N/A         11451
ONVIA INC                COM NEW    68338T403   525       137200     SH          SHARED-OTHER    N/A                  137200
ONVIA INC                COM NEW    68338T403   1016      265353     SH          SOLE            N/A         265353
PATHFINDER BANCORP INC   COM        70320A103   365       30815      SH          SHARED-OTHER    N/A                  30815
PATHFINDER BANCORP INC   COM        70320A103   731       61679      SH          SOLE            N/A         61679
PEOPLES BANCORP INC      COM        709789101   151       7449       SH          SHARED-OTHER    N/A                  7449
PEOPLES BANCORP INC      COM        709789101   313       15433      SH          SOLE            N/A         15433
PEOPLES UNITED FINL INC  COM        712704105   176       14518      SH          SOLE            N/A         14518
PMFG INC                 COM        69345P103   1957      320325     SH          SHARED-OTHER    N/A                  320325
PMFG INC                 COM        69345P103   2248      367948     SH          SOLE            N/A         367948
PROASSURANCE CORP        COM        74267C106   911       19244      SH          SHARED-OTHER    N/A                  19244
PROASSURANCE CORP        COM        74267C106   431       9114       SH          SOLE            N/A         9114
PROV & WOR RAILRD CO     COM        743737108   386       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO     COM        743737108   23        1500       SH          SOLE            N/A         1500
PRUDENTIAL BANCORP       COM        744319104   66        7368       SH          SHARED-OTHER    N/A                  7368
INC PA
PRUDENTIAL BANCORP       COM        744319104   100       11068      SH          SOLE            N/A         11068
INC PA
PSB HOLDINGS INC         COM        69360W108   27        4552       SH          SHARED-OTHER    N/A                  4552
PSB HOLDINGS INC         COM        69360W108   41        6849       SH          SOLE            N/A         6849
ROMA FINANCIAL CORP      COM        77581P109   169       11200      SH          SHARED-OTHER    N/A                  11200
ROMA FINANCIAL CORP      COM        77581P109   271       17969      SH          SOLE            N/A         17969
SCRIPPS EW CO OHIO       CL A NEW   811054402   1541      128133     SH          SHARED-OTHER    N/A                  128133
SCRIPPS EW CO OHIO       CL A NEW   811054402   2371      197131     SH          SOLE            N/A         197131
SUPERIOR UNIF GRP INC    COM        868358102   165       14500      SH          SHARED-OTHER    N/A                  14500
SUPERIOR UNIF GRP INC    COM        868358102   11        1000       SH          SOLE            N/A         1000
SUSQUEHANNA BANCSHARES   COM        869099101   147       11808      SH          SHARED-OTHER    N/A                  11808
INC P
TECHE HOLDING CO         COM        878330109   569       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO         COM        878330109   351       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP        COM        872391107   892       36855      SH          SHARED-OTHER    N/A                  36855
TF FINANCIAL CORP        COM        872391107   438       18082      SH          SOLE            N/A         18082
TIGER MEDIA INC          SHS        G88685105   29        24600      SH          SHARED-OTHER    N/A                  24600
TIGER MEDIA INC          SHS        G88685105   6         5200       SH          SOLE            N/A         5200
TIGER MEDIA INC          W EXP      G88685121   5         25000      SH          SHARED-OTHER    N/A                  25000
                         12/26/201
TRANSCAT INC             COM        893529107   828       145301     SH          SHARED-OTHER    N/A                  145301
TRANSCAT INC             COM        893529107   1392      244171     SH          SOLE            N/A         244171
UNIVERSAL STAINLESS      COM        913837100   1014      27900      SH          SHARED-OTHER    N/A                  27900
& ALLOY
UNIVERSAL STAINLESS      COM        913837100   65        1800       SH          SOLE            N/A         1800
& ALLOY
US LIME & MINERAL        COM        911922102   3070      57709      SH          SHARED-OTHER    N/A                  57709
US LIME & MINERAL        COM        911922102   2263      42537      SH          SOLE            N/A         42537
VIRCO MANUFACTURING CO   COM        927651109   878       368948     SH          SHARED-OTHER    N/A                  368948
VIRCO MANUFACTURING CO   COM        927651109   1165      489406     SH          SOLE            N/A         489406
WPX ENERGY INC           COM        98212B103   325       20300      SH          SHARED-OTHER    N/A                  20300
WPX ENERGY INC           COM        98212B103   600       37500      SH          SOLE            N/A         37500
YADKIN VLLY FNCL CORP    COM        984314104   20        5064       SH          SHARED-OTHER    N/A                  5064
YADKIN VLLY FNCL CORP    COM        984314104   20        5160       SH          SOLE            N/A         5160

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, a private fund managed by Minerva Advisors LLC. Shares reported as
"Shared-Other" under Column 6 and "Shared" under Column 8 relate to managed accounts for which
Minerva Advisors LLC is the investment advisor.

==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary
Anne Mayo, Scott M. Dubowsky, Sean W. McDowell, Beth N. Lowson and Anne Mulcahy, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(f), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(f), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 9th day of February, 2012.

						By: /s/ David P. Cohen
						   David P. Cohen